Notes Payable Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Notes payable - related parties	$ 693,000		$ 693,000	$ 952,000
Repayment of notes payable-related parties	$ 0	$ 260,000	$ 259,000	54,000
Chief Executive Officer [Member]
Due date	Dec. 31, 2022		Dec. 31, 2022
Repayment of notes payable-related parties			$ (259,000)	$ (54,000)
Chief Executive Officer [Member] | Maximum [Member]
Interest rate				0.00%
Chief Executive Officer [Member] | Minimum [Member]
Interest rate				10.00%
Chief Executive Officer [Member] | Maximum [Member]
Interest rate	0.00%
Chief Executive Officer [Member] | Minimum [Member]
Interest rate	10.00%